Income and expenses - Contractual assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income and expenses
Contractual Assets	$ 5,785	$ 5,152	$ 5,271
Contractual Liabilities	5,047	1,687	134
Total	$ 10,832	$ 6,839	$ 5,405